Segment Information Property, Plant, and Equipment By Location (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant, and equipment, net	$ 262,670	$ 299,242	$ 318,217
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant, and equipment, net	107,153	115,499	116,081
Outside United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant, and equipment, net	$ 155,517	$ 183,743	$ 202,136